Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester North Carolina Municipal Fund
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2016